GEOGRAPHICAL SALES AND SEGMENTS (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
GEOGRAPHICAL SALES AND SEGMENTS [Abstract]
Domestic Sales	$ 111,925,870	$ 111,130,918	$ 113,873,505
International Sales	10,472,016	7,486,053	3,579,519
Revenues	$ 122,397,886	$ 118,616,971	$ 117,453,024